Average Annual Total Returns - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund	Sep. 29, 2022
Fidelity SAI U.S. Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	22.63%
Since Inception	19.54%
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.54%
Since Inception	17.29%
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.08%
Since Inception	15.35%
IXZE4
Average Annual Return:
Past 1 year	22.74%
Since Inception	19.69%	[1]

[1]	A From February 9, 2017